Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
January 31, 2025
OS-NPRT1-0425
1.813050.120
Common Stocks - 98.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	129,400	1,591,594
BELGIUM - 0.9%
Financials - 0.7%
Banks - 0.7%
KBC Group NV	37,275	2,874,660
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	40,800	840,593
TOTAL BELGIUM		3,715,253
CANADA - 1.7%
Information Technology - 1.7%
Software - 1.7%
Constellation Software Inc/Canada	1,880	6,148,332
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,780	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	22,141	587,288

TOTAL CANADA		6,735,620
CHINA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (c)	27,200	1,908,624
DENMARK - 3.7%
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	96,100	8,113,211
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	25,800	5,139,728
Materials - 0.3%
Chemicals - 0.3%
Novonesis (Novozymes) B Series B	21,830	1,253,966
TOTAL DENMARK		14,506,905
FRANCE - 12.1%
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	85,300	4,403,273
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	9,781	7,153,869
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
EssilorLuxottica SA	21,525	5,933,090
Industrials - 3.2%
Aerospace & Defense - 3.2%
Safran SA	36,100	8,949,060
Thales SA	20,500	3,319,732
		12,268,792
Information Technology - 2.8%
IT Services - 1.5%
Alten SA	22,075	2,043,879
Capgemini SE	20,378	3,703,017
		5,746,896
Software - 1.3%
Dassault Systemes SE	139,800	5,458,049
TOTAL INFORMATION TECHNOLOGY		11,204,945

Materials - 1.7%
Chemicals - 1.7%
Air Liquide SA	39,211	6,849,447
TOTAL FRANCE		47,813,416
GERMANY - 9.6%
Financials - 4.9%
Capital Markets - 1.6%
Deutsche Boerse AG	25,603	6,324,911
Insurance - 3.3%
Allianz SE	20,923	6,822,285
Hannover Rueck SE	22,629	5,969,775
		12,792,060
TOTAL FINANCIALS		19,116,971

Health Care - 1.3%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (a)(b)	41,400	2,349,706
Pharmaceuticals - 0.7%
Merck KGaA	18,600	2,807,717
TOTAL HEALTH CARE		5,157,423

Information Technology - 3.4%
Software - 3.4%
SAP SE	49,300	13,585,811
TOTAL GERMANY		37,860,205
INDIA - 0.7%
Financials - 0.7%
Banks - 0.7%
HDFC Bank Ltd	148,984	2,917,982
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	6,352,700	3,669,827
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	51,400	3,588,595
ITALY - 4.1%
Financials - 2.7%
Banks - 2.7%
FinecoBank Banca Fineco SpA	219,563	4,188,776
UniCredit SpA	143,889	6,607,852
		10,796,628
Health Care - 1.1%
Pharmaceuticals - 1.1%
Recordati Industria Chimica e Farmaceutica SpA	69,920	4,261,432
Industrials - 0.3%
Machinery - 0.3%
GVS SpA (a)(b)(c)	28,462	144,531
Interpump Group SpA	18,000	853,739
		998,270
TOTAL ITALY		16,056,330
JAPAN - 15.8%
Communication Services - 1.9%
Entertainment - 1.9%
Capcom Co Ltd	102,300	2,335,732
Nintendo Co Ltd	78,900	5,176,211
		7,511,943
Consumer Staples - 1.5%
Food Products - 1.3%
Ajinomoto Co Inc	119,600	4,794,451
Personal Care Products - 0.2%
Rohto Pharmaceutical Co Ltd	55,500	940,876
TOTAL CONSUMER STAPLES		5,735,327

Financials - 1.7%
Insurance - 1.7%
Tokio Marine Holdings Inc	209,089	6,896,460
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	42,131	5,657,602
Industrials - 5.1%
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	12,940	616,526
Industrial Conglomerates - 2.3%
Hitachi Ltd	343,900	8,645,798
Machinery - 2.1%
Ebara Corp	71,000	1,169,522
Mitsubishi Heavy Industries Ltd	483,600	7,077,606
		8,247,128
Professional Services - 0.5%
BayCurrent Inc	49,900	2,127,833
TOTAL INDUSTRIALS		19,637,285

Information Technology - 2.7%
IT Services - 0.2%
TIS Inc	42,727	944,748
Semiconductors & Semiconductor Equipment - 1.5%
Disco Corp	5,500	1,591,828
Tokyo Electron Ltd	26,381	4,450,053
		6,041,881
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	175,300	3,862,052
TOTAL INFORMATION TECHNOLOGY		10,848,681

Materials - 1.5%
Chemicals - 1.5%
NOF Corp	6,413	85,321
Shin-Etsu Chemical Co Ltd	188,106	5,831,706
		5,917,027
TOTAL JAPAN		62,204,325
NETHERLANDS - 5.9%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	4,100	114,358
Industrials - 3.2%
Professional Services - 2.0%
Wolters Kluwer NV	43,041	7,847,366
Trading Companies & Distributors - 1.2%
IMCD NV	29,550	4,641,193
TOTAL INDUSTRIALS		12,488,559

Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	13,738	10,162,862
Software - 0.1%
Topicus.com Inc	6,230	584,656
TOTAL INFORMATION TECHNOLOGY		10,747,518

TOTAL NETHERLANDS		23,350,435
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
CaixaBank SA	899,500	5,444,995
SWEDEN - 2.7%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	124,837	1,705,731
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	247,292	4,131,204
Indutrade AB	171,925	4,750,971
		8,882,175
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	7,253	150,786
TOTAL SWEDEN		10,738,692
SWITZERLAND - 3.6%
Financials - 1.5%
Capital Markets - 1.5%
Partners Group Holding AG	4,000	6,118,035
Health Care - 0.6%
Pharmaceuticals - 0.6%
Galderma Group AG (c)	17,965	2,183,613
Industrials - 1.5%
Electrical Equipment - 1.5%
ABB Ltd	105,340	5,736,014
TOTAL SWITZERLAND		14,037,662
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	174,300	5,776,776
UNITED KINGDOM - 17.0%
Consumer Discretionary - 3.6%
Hotels, Restaurants & Leisure - 3.6%
Compass Group PLC	233,454	8,043,516
InterContinental Hotels Group PLC	46,128	6,150,772
		14,194,288
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Tesco PLC	708,900	3,262,637
Financials - 5.1%
Banks - 1.4%
NatWest Group PLC	1,012,500	5,398,305
Capital Markets - 3.7%
3i Group PLC	139,700	6,711,658
London Stock Exchange Group PLC	54,200	8,065,396
		14,777,054
TOTAL FINANCIALS		20,175,359

Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	19,500	2,737,325
Industrials - 5.9%
Aerospace & Defense - 2.8%
BAE Systems PLC	306,900	4,639,174
Rolls-Royce Holdings PLC (c)	790,900	5,897,072
		10,536,246
Professional Services - 2.2%
RELX PLC	178,484	8,862,888
Trading Companies & Distributors - 0.9%
Diploma PLC	63,967	3,610,313
TOTAL INDUSTRIALS		23,009,447

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Halma PLC	98,367	3,711,402
TOTAL UNITED KINGDOM		67,090,458
UNITED STATES - 14.9%
Financials - 4.5%
Capital Markets - 1.6%
S&P Global Inc	12,231	6,377,366
Financial Services - 1.3%
Visa Inc Class A	15,100	5,161,180
Insurance - 1.6%
Marsh & McLennan Cos Inc	29,530	6,404,467
TOTAL FINANCIALS		17,943,013

Health Care - 2.4%
Health Care Equipment & Supplies - 1.4%
Alcon AG	60,130	5,527,404
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc	6,300	3,765,825
TOTAL HEALTH CARE		9,293,229

Industrials - 4.0%
Electrical Equipment - 1.6%
Schneider Electric SE	24,100	6,112,357
Professional Services - 1.5%
Experian PLC	119,600	5,891,458
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	20,300	3,664,748
TOTAL INDUSTRIALS		15,668,563

Materials - 4.0%
Chemicals - 1.6%
Linde PLC	14,034	6,260,848
Construction Materials - 2.4%
CRH PLC	47,800	4,733,634
Holcim AG	48,430	4,853,849
		9,587,483
TOTAL MATERIALS		15,848,331

TOTAL UNITED STATES		58,753,136
TOTAL COMMON STOCKS (Cost $260,826,581)		387,760,830

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $8,989,116)	4.37	8,987,319	8,989,116

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $269,815,697)	396,749,946
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,869,727)
NET ASSETS - 100.0%	394,880,219

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,673,119 or 1.2% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,085,831 or 1.0% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,786 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	479,694

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,788,487	21,898,980	18,698,351	61,420	-	-	8,989,116	8,987,319	0.0%
Fidelity Securities Lending Cash Central Fund	141,774	4,781,330	4,923,104	1,605	-	-	-	-	0.0%
Total	5,930,261	26,680,310	23,621,455	63,025	-	-	8,989,116	8,987,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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